Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive (loss) income	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2020	$ 1,286,718		$ 587	$ (86,239)	$ 416,609	$ (9,744)	$ 938,395	$ 1,259,608	$ 27,110
Beginning Balances (in shares) at Dec. 31, 2020			58,740,919	(8,245,130)
Exercise of share options	1,842		$ 3		1,839			1,842
Exercise of share options (in shares)			143,342
Purchase of treasury shares	$ (10,778)			$ (10,778)				(10,778)
Purchase of treasury shares (in shares)	(546,220)			(546,220)
Share-based compensation expense	$ 1,334				1,334			1,334
Purchase of noncontrolling interest	(20,088)				7,022			7,022	$ (27,110)
Net income	62,050						62,050	62,050
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	4,442					4,442		4,442
Reclassification of realized loss on derivative instruments designated as cash flow hedges	1,194					1,194		1,194
Foreign currency translation adjustments	(46)					(46)		(46)
Income tax benefit related to items of other comprehensive income	36					36		36
Total comprehensive income	5,626
Ending Balances at Mar. 31, 2021	1,326,704		$ 590	$ (97,017)	426,804	(4,118)	1,000,445	1,326,704
Ending Balances (in shares) at Mar. 31, 2021			58,884,261	(8,791,350)
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	4,442
Beginning Balances at Dec. 31, 2021	1,781,254	$ 300,000	$ 595	$ (158,459)	428,945	9,750	1,200,423	1,781,254
Beginning Balances (in shares) at Dec. 31, 2021		12,000	59,503,710	(10,671,855)
Exercise of share options	3,906		$ 1		3,905			3,906
Exercise of share options (in shares)			143,975
Purchase of treasury shares	$ (36,409)			$ (36,409)				(36,409)
Purchase of treasury shares (in shares)	(957,689)			(957,689)
Share-based compensation expense	$ 1,727				1,727			1,727
Preferred shares dividends declared	(4,969)						(4,969)	(4,969)
Dividends declared to common shareholders	(12,054)						(12,054)	(12,054)
Net income	77,674						77,674	77,674
Comprehensive income (loss):
Reclassification of realized loss on derivative instruments designated as cash flow hedges	3,291					3,291		3,291
Foreign currency translation adjustments	(56)					(56)		(56)
Income tax benefit related to items of other comprehensive income	(567)					(567)		(567)
Total comprehensive income	62,048
Ending Balances at Mar. 31, 2022	1,873,177	$ 300,000	$ 596	$ (194,868)	$ 434,577	71,798	$ 1,261,074	1,873,177
Ending Balances (in shares) at Mar. 31, 2022		12,000	59,647,685	(11,629,544)
Comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	$ 59,380					$ 59,380		$ 59,380